Average Annual Total Returns - Xtrackers Russell 1000 Comprehensive Factor ETF	Xtrackers Russell 1000 Comprehensive Factor ETF before tax Inception Date	Xtrackers Russell 1000 Comprehensive Factor ETF before tax 1 Year	Xtrackers Russell 1000 Comprehensive Factor ETF before tax Since Inception	Xtrackers Russell 1000 Comprehensive Factor ETF After tax on distributions 1 Year	Xtrackers Russell 1000 Comprehensive Factor ETF After tax on distributions Since Inception	Xtrackers Russell 1000 Comprehensive Factor ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers Russell 1000 Comprehensive Factor ETF After tax on distributions and sale of fund shares Since Inception	Russell 1000 Comprehensive Factor Index 1 Year	Russell 1000 Comprehensive Factor Index Since Inception	Russell 1000 Index Total Return 1 Year	Russell 1000 Index Total Return Since Inception
Total	Nov. 24, 2015	28.68%	11.54%	28.14%	11.04%	17.30%	9.03%	28.93%	11.76%	31.43%	13.35%